IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	—	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions (repayments)	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	—	152
Other items	—	—	10	—	10
	1,000	369	1,180	137	2,686
Total impairment	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks	5	—	—	—	5
Loans and advances to customers	697	1,151	1,865	137	3,850
Debt securities	1	—	—	—	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	—	—	5	—	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	—	289
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment	831	1,309	1,878	137	4,155

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology and model changes	33	(27)	8	—	14
Other items	(4)	—	—	—	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	—	—	5	—	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	—	(15)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment	110	24	1,355	(193)	1,296

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	—	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology and model changes	(71)	(21)	72	—	(20)
Other items	(13)	—	32	—	19
	(86)	(150)	688	—	452
Total impairment	(98)	(99)	1,134	—	937

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	(66)	(51)	1,139	—	1,022
Financial assets at amortised cost	(65)	(51)	1,139	—	1,023
Other assets	—	—	1	—	1
Impairment charge on drawn balances	(65)	(51)	1,140	—	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	—	(73)
Financial assets at fair value through other comprehensive income	(14)	—	—	—	(14)
Total impairment	(98)	(99)	1,134	—	937
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	6	—	—	—	6
Loans and advances to customers:
Retail mortgages	104	468	191	261	1,024
Other	1,268	1,677	1,791	—	4,736
	1,372	2,145	1,982	261	5,760
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,379	2,145	1,984	261	5,769
Other assets	—	—	19	—	19
Provisions in relation to loan commitments and financial guarantees	212	234	13	—	459
Total	1,591	2,379	2,016	261	6,247
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	—	—	—	—	—
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	2	—	—	—	2
Loans and advances to customers:
Retail mortgages	23	281	122	142	568
Other	652	714	1,325	—	2,691
	675	995	1,447	142	3,259
Debt securities	—	—	3	—	3
Financial assets at amortised cost	677	995	1,450	142	3,264
Other assets	—	—	14	—	14
Provisions in relation to loan commitments and financial guarantees	95	77	5	—	177
Total	772	1,072	1,469	142	3,455
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	—	—	—	—	—